Business Combinations - Recast Financial Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 38,429	$ 52,148	$ 83,958	$ 102,111	$ 90,577	$ 186,069	$ 339,640	$ 386,547	$ 178,970
Net income (loss)	$ (10,758)	$ (52,353)	$ 10,357	$ 23,476	$ (63,111)	$ 33,833	$ 25,791	$ 123,920	$ 60,044
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic (in usd per share)	$ (0.25)	$ (1.41)	$ 0.28	$ 0.60	$ (1.59)	$ 0.88	$ 0.66	$ 3.14	$ 2.12
Historical
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 38,429	$ 52,148	$ 83,958	$ 102,111	$ 90,577	$ 186,069	$ 339,640	$ 365,347	$ 141,742
Net income (loss)	$ (10,911)	$ (51,517)	$ 11,448	$ 23,854	$ (62,428)	$ 35,302	$ 28,410	$ 120,484	$ 58,562
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic (in usd per share)	$ (0.26)	$ (1.39)	$ 0.31	$ 0.61	$ (1.57)	$ 0.92	$ 0.73	$ 3.09	$ 2.08
Adjustment | Eliminations
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ (7,255)	$ (33)	$ 0	$ 0	$ (7,288)	$ 0	$ 0	$ (4,156)	$ (4,402)
Net income (loss)	(293)	0	0	0	(293)	0	0	(7,857)	(12,199)
Adjustment | Blair
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	7,255	33	0	0	7,288	0	0	0
Net income (loss)	$ 446	$ (836)	$ (1,091)	$ (378)	$ (390)	$ (1,469)	$ (2,619)	(105)
Adjustment | Augusta
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues								25,356	41,630
Net income (loss)								$ 11,398	$ 13,681